Consolidated statements of operations - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net revenue
Passenger	R$ 6,880,135	R$ 5,783,323	R$ 13,077,743
Mileage program, cargo and other	553,249	588,494	786,961
Total net revenue	7,433,384	6,371,817	13,864,704
Salaries, wages and benefits	(2,034,069)	(1,765,628)	(2,361,268)
Aircraft fuel	(2,631,900)	(2,025,701)	(4,047,344)
Landing fees	(456,006)	(411,065)	(759,774)
Aircraft, traffic and mileage servicing	(915,373)	(723,244)	(707,392)
Passenger service expenses	(549,517)	(389,998)	(578,744)
Sales and marketing	(406,553)	(324,185)	(670,392)
Maintenance, materials and repairs	(2,200,678)	(335,868)	(569,229)
Depreciation and amortization	(1,335,813)	(1,870,552)	(1,727,982)
Other income (expenses), net	(738,070)	523,019	(309,917)
Total operating costs and expenses	(11,267,979)	(7,323,222)	(11,732,042)
Equity pick up method		(439)	77
Income (Loss) before financial income (expenses), exchange rate variation, net and income tax and social contribution	(3,834,595)	(951,844)	2,132,739
Financial income	309,469	736,969	389,563
Financial expenses	(2,289,627)	(2,546,192)	(1,748,265)
Total financial income (expenses)	(1,980,158)	(1,809,223)	(1,358,702)
Income (Loss) before exchange rate variation, net and income tax and social contribution	(5,814,753)	(2,761,067)	774,037
Exchange rate variation, net	(1,561,474)	(3,056,226)	(385,092)
Income (Loss) before income tax and social contribution	(7,376,227)	(5,817,293)	388,945
Current	(48,862)	(95,537)	(178,621)
Deferred	241,285	17,579	(30,986)
Total income (loss) taxes	192,423	(77,958)	(209,607)
Income (Loss) for the year	(7,183,804)	(5,895,251)	179,338
Net income (loss) attributable to:
Equity holders of the parent company	(7,221,538)	(5,988,128)	(117,273)
Non-controlling interest shareholders	R$ 37,734	R$ 92,877	R$ 296,611
Basic and diluted loss
Per common share	R$ (0.545)	R$ (0.481)	R$ (0.010)
Per preferred share	R$ (19.157)	R$ (16.831)	R$ (0.333)